Incorporated herein by reference is a supplement to the prospectuses of the MFS Global Equity Fund, the MFS Global Total Return Fund and the MFS Utilities Fund, each a series of MFS Series Trust VI (File No. 33-34502), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No 0000912938-12-000355).